Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Unit [Line Items]
Brokerage Fee, Percentage Fee	7.00%
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	80,473.632	98,824.588	126,667.456
Weighted average number of units, Date of initial issuance	Jul. 23, 2001
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	17,481.806	19,497.621	19,980.130
Weighted average number of units, Date of initial issuance	Sep. 01, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	4,206.832	3,950.649	3,557.837
Weighted average number of units, Date of initial issuance	Nov. 01, 2010
Series 5 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	3,267.128	1,466.136	342.762
Weighted average number of units, Date of initial issuance	Apr. 01, 2018